Common Stock and Warrants - Schedule of Range of Warrant Prices (Details) (10-K) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Number of Warrants, Outstanding	1,124,803	1,225,295	954,745
Weighted-Average Exercise Price, outstanding	$ 1.99	$ 2.12	$ 2.20
Weighted-Average Remaining Contractual Life (Years), Outstanding	4 years 26 days
Number of Warrants, Exercisable	1,100,306	1,018,092	758,759
Weighted-Average Exercise Price, Exercisable	$ 1.87	$ 2.13	$ 2.16
Range One [Member]
Range of Warrant Exercise Price, Lower limit		0.30
Range of Warrant Exercise Price, Upper limit		$ 0.50
Number of Warrants, Outstanding		2,299,701
Weighted-Average Exercise Price, outstanding	$ 1.36	$ 0.38
Weighted-Average Remaining Contractual Life (Years), Outstanding	4 years 7 months 10 days	5 years 5 months 23 days
Number of Warrants, Exercisable	850,568	2,434,701
Weighted-Average Exercise Price, Exercisable	$ 1.34	$ 0.33
Range Two [Member]
Range of Warrant Exercise Price, Lower limit		0.51
Range of Warrant Exercise Price, Upper limit		$ 1.00
Number of Warrants, Outstanding		2,105,739
Weighted-Average Exercise Price, outstanding	$ 2.39	$ 0.57
Weighted-Average Remaining Contractual Life (Years), Outstanding	3 years 8 months 2 days	2 years 11 months 1 day
Number of Warrants, Exercisable	134,813	1,141,989
Weighted-Average Exercise Price, Exercisable	$ 2.62	$ 0.59
Range Three [Member]
Range of Warrant Exercise Price, Lower limit		1.01
Range of Warrant Exercise Price, Upper limit		$ 3.50
Number of Warrants, Outstanding		495,679
Weighted-Average Exercise Price, outstanding	$ 4.94	$ 1.42
Weighted-Average Remaining Contractual Life (Years), Outstanding	1 year 9 months	2 years 4 months 9 days
Number of Warrants, Exercisable	114,925	496,579
Weighted-Average Exercise Price, Exercisable	$ 4.91	$ 1.42
Exercise Price Range [Member]
Number of Warrants, Outstanding		4,901,119
Weighted-Average Exercise Price, outstanding		$ 0.53
Weighted-Average Remaining Contractual Life (Years), Outstanding		4 years 22 days
Number of Warrants, Exercisable		4,072,369
Weighted-Average Exercise Price, Exercisable		$ 0.53